Cover	Mar. 22, 2026
Cover [Abstract]
Entity Registrant Name	TOTALIGENT, INC.
Entity Central Index Key	0000846377
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 22, 2026
Entity File Number	001-41803
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0142655
Entity Address Address Line 1	3651 FAU Boulevard
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	360-3565